Other operating income	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Other operating income
Other operating income

4Other operating income

The analysis of the Group’s other operating income for the period is as follows:

	6 months ended	6 months ended
	June 30,	June 30,
	2022	2021
	£ 000	£ 000
Government grants	1,214	8,999
R&D tax credit	2,193	687
	3,407	9,686

Government grants

At June 30, 2022, the Group had a receivable of £1,241 thousand (June 30, 2021: £8,943 thousand) from the Aerospace Technology Institute (ATI) relating to the research and development of eVTOL technologies. The grant is made to fund research and development expenditure and is recognised in the period to which the expense it is intended to fund relates.

R&D tax credit scheme

The R&D tax credit relates to the UK’s research and development expenditure credit scheme.

6Other operating income

The analysis of the Group’s other operating income for the year is as follows:

	2021	2020	2019
	£ 000	£ 000	£ 000
Government grants	8,829	1,989	—
R&D tax credit	2,388	328	399
Other	135	—	—
	11,352	2,317	399

Government grants

Government grants relate to amounts receivable from the Aerospace Technology Institute (ATI) relating to the research and development of eVTOL technologies. The grant is made to fund research and development expenditure and is recognised in profit or loss in the period to which the expense it is intended to fund relates.

R&D tax credit scheme

The R&D tax credit relates to the UK’s research and development expenditure credit scheme.